Gain on Sales of Investment Properties	12 Months Ended
Dec. 31, 2011
Gain on Sales of Investment Properties [Abstract]
Gain on Sales of Investment Properties

12.     Gain on Sales of Investment Properties

During 2011, we sold 26 investment properties for $21.8 million, which resulted in a gain of $5.2 million. The results of operations for these properties have been reclassified as discontinued operations.  Additionally, we sold excess real estate from six properties for $2.3 million, which resulted in a gain of $540,000.  This gain is included in other revenue on our consolidated statement of income for 2011, because this excess real estate was associated with properties that continue to be owned as part of our core operations.

During 2010, we sold 28 investment properties and excess land from one property for $27.2 million, which resulted in a gain of $8.7 million.  The results of operations for these properties have been reclassified as discontinued operations.

During 2009, we sold 25 investment properties and excess land from one property for $20.5 million, which resulted in a gain of $8.1 million. The results of operations for these properties have been reclassified as discontinued operations.